Intangible Assets	12 Months Ended
Jul. 31, 2024
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 6 – INTANGIBLE ASSETS

Net intangible assets consisted of the following:

	As of July 31,
	2024	2023
Total	$320,000	$320,000
Less: accumulated amortization	(320,000)	(246,669)
Intangible assets	$-	$73,331

Amortization expense was $73,331 and $80,000 for the years ended July 31, 2024 and 2023, respectively.